Discontinued Operations - Disposal of Golar Partners and Hygo (Details)			4 Months Ended	6 Months Ended	9 Months Ended
		Apr. 15, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) t	Sep. 30, 2021 USD ($) t	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of disposed investments in affiliates				$ (50,573,000)	$ (50,573,000)		$ (44,385,000)	[1]
Realized accumulated comprehensive losses on disposal of investment in affiliate (note 9)					43,380,000	$ 0
Gain on disposal of investments in affiliates					574,939,000	0
Equity securities, current, fair value				501,233,000	501,233,000		0
Unrealized mark-to-market loss				244,200,000	244,210,000	0
Assets held for sale				0	0		267,766,000	[1]
Equity in net losses of affiliates					561,000	391,000
Share of affiliate's comprehensive losses from discontinued operations	[2]				3,147,000	22,289,000
Dividends received						$ 0
Level 2 | Reported Value Measurement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity securities, current, fair value				$ 501,233,000	$ 501,233,000		0
Measurement Input, Discount Rate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Measurement input				0.0300	0.0300
Measurement Input, Discount Rate | Level 2 | Reported Value Measurement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Measurement input				0.0300	0.0300
Measurement Input, Share Price
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Measurement input | t				27.75	27.75
Golar LNG Partners | Tax lease indemnification
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Release of tax indemnity guarantee			$ 2,100,000
Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from NFE		$ 876,277,000	876,277,000
Carrying value of disposed investments in affiliates		$ (257,270,000)	(257,270,000)
Realized accumulated comprehensive losses on disposal of investment in affiliate (note 9)			(43,380,000)
Others			(688,000)
Gain on disposal of investments in affiliates			574,939,000
Assets held for sale							267,800,000
Equity in net losses of affiliates			6,900,000
Share of affiliate's comprehensive losses from discontinued operations			3,100,000
Dividends received			500,000
Discontinued operation, transaction cost			$ 2,800,000
Discontinued Operations, Disposed of by Sale | Golar LNG Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		2.00%	2.00%
Discontinued Operations, Disposed of by Sale | Golar LNG Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from NFE		$ 75,700,000	$ 75,700,000
Discontinued operation, share price (in USD per share) | $ / shares		$ 3.55	$ 3.55
Assets held for sale							67,429,000
Discontinued Operations, Disposed of by Sale | Golar LNG General Partnership Units
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from NFE		$ 5,100,000	$ 5,100,000
Discontinued operation, Shares sold (in shares) | shares		21,333,586
Discontinued Operations, Disposed of by Sale | Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration received from NFE		$ 50,000,000	$ 50,000,000
Discontinued operation, share price (in USD per share) | $ / shares		$ 44.65	$ 44.65
Discontinued operation, noncash consideration, value of shares issued		$ 745,400,000	$ 745,400,000
Discontinued operation, consideration, shares received (in shares) | shares		18,627,451
Discontinued operation, share price discount %		10.37%
Assets held for sale							$ 200,337,000

[1]	On April 15, 2021, we have completed the GMLP and Hygo Mergers and consequently retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo and the associated carrying values of our investments in Golar Partners and Hygo as net income/(loss) from discontinued operations and assets held for sale, respectively. In addition, we have retrospectively presented the cash flow activities arising from our held for sale investments as cash flows from discontinued operations (note 9).
[2]	No tax impact for the nine months ended September 30, 2021 and 2020.